Debt	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Debt [Text Block]

10) Debt

	December 31, 2023	December 31, 2022
Total debt	$75,000	$40,000

		Cash flows
	December 31, 2022	Proceeds	Repayment	December 31, 2023
Total debt	$40,000	$70,000	$(35,000)	$75,000
Total liabilities from financing activities	$40,000	$70,000	$(35,000)	$75,000

		Cash flows
	December 31, 2021	Proceeds	Repayment	December 31, 2022
Total debt	$15,000	$55,000	$(30,000)	$40,000

Credit facilities

In April 2022, the Company repaid in full its $15,000 working capital facility. At the same time, the Company secured a new working capital facility with a bank in Brazil. This facility was fully drawn down and proceeds of $15,000 were received. This facility was originally due to be repaid as a lump sum payment in April 2023, together with accrued interest at a rate of 3.65% per annum ("p.a."). The facility was repaid in full in December 2022.

In October 2022, the Company secured an additional debt facility of $20,000 with a bank in Brazil. Following an amendment finalized in June 2023, the facility is for three years, with the principal due for repayment at maturity. In addition to a fee of 0.80%, accrued interest at a rate of 8.51% p.a. is to be paid every six months.

In December 2022, the Company secured an additional debt facility of $20,000 with a bank in Brazil. The facility is for three years, with equal principal repayments due semi-annually after a grace period of 360 days. In addition to a fee of 0.70%, accrued interest at a rate of 8.20% p.a. is to be paid every six months.

In January 2023, the Company secured a two-year debt facility of $15,000, bearing interest at 6.85% p.a. Payments are due quarterly with principal repayments starting after a grace period of 180 days. Also in January 2023, and amended in June 2023, the Company secured a three-year debt facility of $10,000, bearing interest at 8.51% p.a. and an initial fee of 0.80%. The principal is due for repayment at maturity, with interest payments due semi-annually.

In September 2023, the Company secured a new $15,000 debt facility with a bank in Brazil and repaid in full its existing $15,000 facility secured in January 2023. This new facility is for three years, with four equal principal repayments due semi-annually after a grace period of 540 days. Accrued interest at a rate of 8.75% p.a. is to be paid every six months.

In October 2023, the Company secured a three-year debt facility of $20,000, bearing interest at 8.95% p.a. Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026. This new facility was used to repay in full the Company's $20,000 facility that had been secured in December 2022.

In December 2023, the Company secured a two-year debt facility of $10,000, with the principal due for repayment at maturity. In addition to a fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity.